SENIOR CREDIT FACILITY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PNC Bank [Member]	Dec. 31, 2013 PNC Bank [Member]	Dec. 31, 2012 PNC Bank [Member] Line of Credit [Member]	Dec. 31, 2012 PNC Bank [Member] Term Note [Member]	Dec. 31, 2012 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 24, 2012 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 31, 2012 Wells Fargo [Member] M & E Loan [Member]	Dec. 31, 2011 Wells Fargo [Member] M & E Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, initiation date (Date)			Dec. 24, 2012		Dec. 24, 2012	Dec. 24, 2012
Credit facility, maximum borrowing capacity					$ 6,500	$ 2,500	$ 5,000
Credit facility collateral, percentage eligible accounts receivable (in Percent)					85.00%
Credit facility collateral, percentage eligible inventory (in Percent)					50.00%
Credit facility, capacity available for letters of credit					1,500
Credit facility, interest rate (Description)					Daily LIBOR	Daily LIBOR	LIBOR
Credit facility, effective interest rate (in Percent)					2.96%	3.21%			3.81%
Credit facility, amount outstanding					3,722					0	972
Credit facility, remaining borrowing capacity					2,379
Credit facility, frequency of payments (Description)			Monthly							Monthly
Credit facility, periodic payment amount			42							27
Credit facility, date of first required payment (Date)			Jan. 24, 2013
Credit facility, due date (Date)			Dec. 24, 2017
Credit facility, closing fee					4	4
Credit facility, basis spread (in Percent)							3.50%
Accumulated amortization, debt issuance costs	0	3					47	3
Interest expense paid							$ 156	$ 211		$ 43	$ 18
Fixed charge ratio to be maintained according to debt covenant (in Ratio)			1.25
Ratio of funded debt to EBITDA to be maintained according to covenant			2.50	2.25